Investment Securities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015 item	Dec. 31, 2014 item	Dec. 31, 2013
Available for Sale securities
Amortized Cost	$ 53,122	$ 44,867	$ 45,564
Gross Unrealized Gains		417	463
Gross Unrealized Losses		157	423
Fair Value	53,391	45,127	45,604
Available for sale investment securities that have been in a continuous unrealized loss position
Less Than 12 Months, Fair Value	18,839	11,728	22,758
Less Than 12 Months, Unrealized Loss	91	46	422
12 Months or More, Fair Value	5,582	7,895	46
12 Months or More, Unrealized Loss	53	111	1
Total Fair Value	24,421	19,623	22,804
Total Unrealized Loss	144	157	423
Number of investment positions in an unrealized loss position	23	23
U.S. government agencies
Available for Sale securities
Amortized Cost	1,877	1,928	2,019
Gross Unrealized Losses		47	95
Fair Value	1,854	1,881	1,924
Available for sale investment securities that have been in a continuous unrealized loss position
Less Than 12 Months, Fair Value	499		1,924
Less Than 12 Months, Unrealized Loss	1		95
12 Months or More, Fair Value	1,355	1,881
12 Months or More, Unrealized Loss	22	47
Total Fair Value	1,854	1,881	1,924
Total Unrealized Loss	23	47	95
Corporate bonds
Available for Sale securities
Amortized Cost		500	1,445
Gross Unrealized Gains			35
Fair Value		500	1,480
Municipal securities
Available for Sale securities
Amortized Cost	3,399	965	934
Gross Unrealized Gains		22	24
Fair Value	3,402	987	958
Available for sale investment securities that have been in a continuous unrealized loss position
Less Than 12 Months, Fair Value	2,407
Less Than 12 Months, Unrealized Loss	20
Total Fair Value	2,407
Total Unrealized Loss	20
Mortgage-backed securities
Available for Sale securities
Amortized Cost	35,640	28,588	24,898
Gross Unrealized Gains		256	220
Gross Unrealized Losses		73	187
Fair Value	35,804	28,771	24,931
Available for sale investment securities that have been in a continuous unrealized loss position
Less Than 12 Months, Fair Value	14,558	10,148	10,612
Less Than 12 Months, Unrealized Loss	66	39	187
12 Months or More, Fair Value	1,881	3,572
12 Months or More, Unrealized Loss	8	34
Total Fair Value	16,439	13,720	10,612
Total Unrealized Loss	74	73	187
Collateralized mortgage obligations
Available for Sale securities
Amortized Cost	11,130	11,752	14,898
Gross Unrealized Gains		124	158
Gross Unrealized Losses		37	141
Fair Value	11,234	11,839	14,915
Available for sale investment securities that have been in a continuous unrealized loss position
Less Than 12 Months, Fair Value	1,375	1,580	10,222
Less Than 12 Months, Unrealized Loss	4	7	140
12 Months or More, Fair Value	2,346	2,442	46
12 Months or More, Unrealized Loss	23	30	1
Total Fair Value	3,721	4,022	10,268
Total Unrealized Loss	27	37	141
Asset-backed securities
Available for Sale securities
Amortized Cost	1,076	1,134	1,370
Gross Unrealized Gains		15	26
Fair Value	$ 1,097	$ 1,149	$ 1,396